Investments - Equity Method Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in funds	$ 63,449	$ 53,386
Accrued carried interest allocations	636,887	460,837
Total investments	$ 700,336	514,223
StepStone Group LP
Equity Method Investments and Joint Ventures [Abstract]
Investments in funds		53,386	$ 43,269
Accrued carried interest allocations		460,837	299,018
Total investments		$ 514,223	$ 342,287